AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 18, 2011
Securities Act File No. 333-125172
ICA No. 811- 21771

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 13	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 14	☑
YieldQuest Funds Trust
(Exact Name of Registrant as Specified In Charter)
3280 Peachtree Road
Suite 2600
Atlanta, GA 30305
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (866) 978-3781
Jay K. Chitnis
Chairman and President
3280 Peachtree Road
Suite 2600
Atlanta, GA 30305
(Name and Address of Agent for Service)
Copies to:
Dee Anne Sjögren, Esq.
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101
(314) 552-6295
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)

☑	on March 18, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Atlanta, and the State of Georgia, on the 18th day of March, 2011.

YieldQuest Funds Trust
/s/ Jay K. Chitnis
Jay K. Chitnis
Chairman and President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Trust’s Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Jay K. Chitnis Jay K. Chitnis	Chairman and President (principal executive officer)	March 18, 2011

/s/ John N. Bliss John N. Bliss	Treasurer and Chief Financial Officer (principal financial officer)	March 18, 2011

Denise M. Buchanan* Denise M. Buchanan	Trustee	March 18, 2011

Gary D. Campbell* Gary D. Campbell	Trustee	March 18, 2011

Craig Ruff* Craig Ruff	Trustee	March 18, 2011

/s/ Jay K. Chitnis Jay K. Chitnis		March 18, 2011

*Attorney in fact

Exhibit Index

EX-101.ins	XBRL Instance Document
EX-101.sch	XBRL Taxonomy Extension Schema Document
EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.lab	XBRL Taxonomy Extension Labels Linkbase
EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.def	XBRL Taxonomy Extension Definition Linkbase